INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Concentrate	$ 707	$ 578
Ore stockpiles	1,510	11,562
Materials and supplies	19,276	18,538
Gold in circuit	1,282	1,266
Gold bullion	2,337	1,794
Total inventories	$ 25,112	$ 33,738